Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Balance Sheet Components
6.	Balance Sheet Components

Accrued and other liabilities consist of the following (in thousands):

	December 31, 2012	June 30, 2013
Research and development related	$4,217	$12,461
Legal and accounting fees	507	523
Deferred rent	831	854
Foreign currency forward contracts	—	175
Deferred offering costs	1,506	2,107
Other	338	205

Total accrued and other liabilities	$7,399	$16,325

6. Balance Sheet Components

Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31,
	2011	2012
Computer equipment	$442	$515
Capitalized software	424	423
Equipment	2,934	3,224
Leasehold improvements	3,499	3,499

	7,299	7,661
Less accumulated depreciation and amortization	(3,411)	(4,800)

Property and equipment, net	$3,888	$2,861

Accrued and Other Liabilities

Accrued and other liabilities consist of the following (in thousands):

	December 31,
	2011	2012
Research and development related	$2,451	$4,217
Legal and accounting fees	399	1,523
Deferred rent	786	831
Other	398	828

Total accrued liabilities	$4,034	$7,399